Disclusure of New Ifrs in the Period (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
January 1, 2018 [Member] | NIS [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Increase of deferred revenue	$ 1,378